Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
REVENUES
Bricks		$ 15,586,654	$ 14,956,906
Concrete		29,967,622	29,499,530
Recycling		676,108
TOTAL REVENUES		46,230,384	44,456,436
COST OF REVENUES
Bricks		6,139,759	5,773,533
Concrete		22,883,040	21,729,928
Recycling		340,186
TOTAL COST OF REVENUES		29,362,985	27,503,461
GROSS PROFIT		16,867,399	16,952,975
OPERATING EXPENSES:
Selling		634,390	930,470
General and administrative		3,374,557	806,037
Total operating expenses		4,008,947	1,736,507
INCOME FROM OPERATIONS		12,858,452	15,216,468
OTHER INCOME (EXPENSE), net
Interest income		70,065	18,186
Interest expense		(1,297,102)	(1,183,580)
Other finance expense		(1,094)	(16,628)
Other expense, net		(52,731)	(83,125)
Total other expense, net		(1,280,862)	(1,265,147)
INCOME BEFORE INCOME TAXES		11,577,590	13,951,321
PROVISION FOR INCOME TAXES		2,898,019	3,259,147
NET INCOME		8,679,571	10,692,174
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustments		326,188	94,109
COMPREHENSIVE INCOME		$ 9,005,759	$ 10,786,283
WEIGHTED AVERAGE NUMBER OF COMMON SHARES
Basic and diluted	[1]	8,000,000	8,000,000
EARNINGS PER SHARE
Basic and diluted	[1]	$ 1.08	$ 1.34

[1]	Giving retroactive effect to the 4-for-5 reverse stock split effected on March 3, 2015.